Inventories	12 Months Ended
Dec. 31, 2015
Inventories [Abstract]
Inventories [Text Block]
INVENTORIES

Inventories consist of the following:

	As of December 31,
	2015	2014
In millions
Raw materials and supplies	$33.3	$29.9
Goods in process	43.6	49.7
Finished goods	32.4	42.5
Total inventories	$109.3	$122.1

Included in the table above as of December 31, 2015, was $15.8 million of finished goods inventory held on consignment, compared to $20.1 million as of December 31, 2014.